SCHEDULE OF NET INCOME/(LOSS) PER SHARE (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Net income (loss)					$ 18,206		$ (178,142)
Alpha Time Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
Net income (loss)	$ 385,370	$ 701,529	$ 827,635	$ 1,226,272		$ 1,941,118		$ (784)
Income earned on Trust Account	(675,837)	(841,820)	(1,463,005)	(1,574,062)		(3,130,199)
Accretion of carrying value to redemption value	(165,000)		(330,000)	(7,737,382)		(8,427,382)
Net loss including accretion of equity into redemption value	$ (455,467)	$ (140,291)	$ (965,370)	$ (8,085,172)		$ (9,616,463)		$ (784)